Breakdown of Contractual Assets and Liabilities, and Capitalized Costs (Tables)	12 Months Ended
Dec. 31, 2020
Revenue From Contracts With Customers [Abstract]
Movement of contractual assets and contractual liabilities
The movement of contractual assets and capitalized costs in 2020 and 2019 is as follows:

Millions of euros	Balance at 12/31/19	Additions	Disposals	Transfers	Translation differences and hyperinflation adjustments	Other movements	Balance at 12/31/20
Long-term contractual assets (Note 12)	138	212	(6)	(196)	(3)	—	145
Contractual assets	144	213	(6)	(202)	(3)	—	146
Impairment losses	(6)	(1)	—	6	—	—	(1)
Short-term contractual assets (Note 14)	351	272	(392)	(103)	(24)	—	104
Contractual assets	381	275	(400)	(116)	(27)	—	113
Impairment losses	(30)	(3)	8	13	3	—	(9)
Total	489	484	(398)	(299)	(27)	—	249

Millions of euros	Balance at 12/31/18	Additions	Disposals	Transfers	Translation differences and hyperinflation adjustments	Other movements	Balance at 12/31/19
Long-term contractual assets (Note 12)	108	204	(7)	(172)	5	—	138
Contractual assets	114	204	(7)	(173)	5	1	144
Impairment losses	(6)	—	—	1	—	(1)	(6)
Short-term contractual assets (Note 14)	341	662	(816)	156	9	(1)	351
Contractual assets	364	677	(824)	157	9	(2)	381
Impairment losses	(23)	(15)	8	(1)	—	1	(30)
Total	449	866	(823)	(16)	14	(1)	489
The movement of contractual liabilities of contracts with customers in 2020 and 2019 is as follows:

Millions of euros	Balance at 12/31/19	Additions	Disposals (previous years)	Disposals (current year)	Transfers	Translation differences and hyperinflation adjustments	Other movements	Balance at 12/31/20
Long-term contractual liabilities (Note 21)	851	452	(15)	—	(495)	(31)	—	762
Short-term contractual liabilities (Note 22)	1,283	5,111	(655)	(4,647)	(56)	(60)	—	976
Total	2,134	5,563	(670)	(4,647)	(551)	(91)	—	1,738

Millions of euros	Balance at 12/31/18	Additions	Disposals (previous years)	Disposals (current year)	Transfers	Translation differences and hyperinflation adjustments	Other movements	Balance at 12/31/19
Long-term contractual liabilities (Note 21)	613	409	(3)	(4)	(180)	16	—	851
Short-term contractual liabilities (Note 22)	1,335	7,516	(598)	(7,149)	165	18	(4)	1,283
Total	1,948	7,925	(601)	(7,153)	(15)	34	(4)	2,134

Movement of deferred expenses
The movement of the deferred expenses in 2020 and 2019 is as follows:

Millions of euros	Balance at 12/31/19	Additions	Disposals	Transfers	Translation differences and hyperinflation adjustments	Other movements	Balance at 12/31/20
Non-current capitalized costs (Note 12)	221	446	(2)	(318)	(16)	—	331
Of obtaining a contract	191	369	(2)	(337)	(9)	—	212
Of fulfilling a contract	30	77	—	19	(7)	—	119
Impairment losses	—	—	—	—	—	—	—
Current capitalized costs (Note 14)	625	459	(774)	302	(32)	—	580
Of obtaining a contract	573	361	(652)	210	(23)	—	469
Of fulfilling a contract	52	98	(122)	92	(9)	—	111
Impairment losses	—	—	—	—	—	—	—
Total	846	905	(776)	(16)	(48)	—	911

Millions of euros	Balance at 12/31/18	Additions	Disposals	Transfers	Translation differences and hyperinflation adjustments	Other movements	Balance at 12/31/19
Non-current capitalized costs (Note 12)	191	413	(3)	(381)	—	1	221
Of obtaining a contract	178	368	(3)	(353)	1	—	191
Of fulfilling a contract	13	45	—	(28)	(1)	1	30
Impairment losses	—	—	—	—	—	—	—
Current capitalized costs (Note 14)	566	473	(796)	379	5	(2)	625
Of obtaining a contract	541	428	(752)	351	6	(1)	573
Of fulfilling a contract	25	45	(44)	28	(1)	(1)	52
Impairment losses	—	—	—	—	—	—	—
Total	757	886	(799)	(2)	5	(1)	846

Maturity schedule of contractual liabilities
The maturity schedule of contractual liabilities at December 31, 2020 is as follows:

Millions of euros	2021	2022	2023	Subsequent years	Total
Contractual liabilities, activation fees	62	10	3	3	78
Contractual liabilities, sales of prepay cards	469	—	—	—	469
Contractual liabilities, services	338	155	1	14	508
Contractual liabilities, sales of handsets	20	2	—	—	22
Contractual liabilities, sales of other equipments	2	—	—	5	7
Contractual liabilities, irrevocable rights to use	55	49	46	408	558
Other contractual liabilities	30	46	3	17	96
Maturity of performance obligations	976	262	53	447	1,738